INCOME TAX (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX
Change in valuation allowance	$ 924,537	$ 351,652
Domestic Tax Authority
INCOME TAX
Operating loss carryforwards	0	137,000
Change in valuation allowance	$ 572,885	$ 300,205